A PEREGRINE FUND

                                                                       PEREGRINE
                                                                       ---------

                                                                            ASIA
                                                                         PACIFIC
                                                                          GROWTH
                                                                            FUND

                                                                   ANNUAL REPORT

                                                               DECEMBER 31, 1996

                                                      PEREGRINE ASSET MANAGEMENT

                                                             (HONG KONG) LIMITED

Dear Shareholder:

The Peregrine Asia Pacific Growth Fund rose 16.0%* in its maiden year, outpacing the Morgan Stanley Capital International AC Asia Free Ex-Japan Index, which rose 10.0% and the Lipper Pacific Ex-Japan Fund Index, which rose only 9.6%.

                                    [CHART]

* The performance data represents past performance and is not indicative of future results. The investment return and principal value of an investment in the Fund will vary so that shares, when redeemed, may be worth more or less than their original cost. The Advisor is currently waiving certain expenses of the Fund. Had the Fund incurred all expenses, investment returns would have been reduced.

The Fund's strong relative performance was due in part to a concentration of holdings in Asia's healthier markets. The stock markets of Greater China (Hong Kong, Taiwan, and the Shanghai and Shenzhen exchanges) where the Fund was heavily weighted (with an average 38% weighting throughout the year), had languished in recent years but recovered strongly in 1996. Hong Kong and Taiwan both gained over 33% for the year, a result some considered surprising given the impending hand-over in Hong Kong and the stressful dialogue that Taiwan had been holding with the mainland. Valuations of real estate investment companies with strong growth prospects were particularly attractive at the beginning of the year, and Great Eagle and Hongkong Land performed well.

China's Shenzhen "B" share index gained over 145%; our pick, Shenzhen Fangda (a building materials supplier in Southern China), gained over 700% for the year, and over 660% since the Fund purchased the shares in March.

Several of Southeast Asia's markets also did well as strong earnings growth bolstered confidence. Malaysia gained 25%, Indonesia gained 20%, and the Philippines gained 18%. The Fund had an average of 19% of its assets invested in these markets during the year. Appreciating share prices of consumer oriented companies like KFC (Kentucky Fried Chicken in Malaysia) and SM Prime (an operator of shopping malls in the Philippines) were due to strong economic growth which translated into earnings growth at the corporate level.

The year had its disappointments as well. The South Korean, Thai, and Indian markets were weak, despite good economic growth rates. In South Korea, the share price of the national cellular franchise holder, Korea Mobile Telecom, succumbed to the panic in the broader market despite strong earnings growth and what we considered a bargain basement valuation. Thailand's real estate crunch exerted pressure on the finance sector, which then spread to the broader market. The scandal-plagued Indian government proved unable to accelerate the badly needed reform process, so the market stagnated after initial optimism.

Our investment process is primarily a bottom up investigation of company fundamentals. We look for the best and the brightest in Asia, whether they be large or small, and then check the company's valuation against its peers domestically and internationally, and against the market itself. If the company appears to have a sustainable edge over its competitor, if it has a track record of treating its outside shareholders well, and if the valuation is compelling, we purchase the company's stock. Index considerations are not important to us, which is why you will find in our portfolio obscure names like Shenzhen Fangda, Anwar Sierad (which holds the franchise for Wendy's in Indonesia, Hong Kong and China), and Qingling Motor (a Chinese manufacturer of Isuzu trucks). We are not limited to small or obscure companies, however, and can therefore participate confidently with well-capitalized blue chips that have established credentials, such as Cheung Kong (a conglomerate with interests in real estate, ports, telecoms and power), Swire Pacific (the Coca Cola bottler for China and Hong Kong, also part owner of Cathay Pacific Airways), and the publicly listed subsidiaries in India of multinationals such as Nestle, Unilever (Brooke Bond) and Asea Brown Boveri.

We believe the outlook for 1997 for Asia is very good. The economies continue to grow strongly, local interest rates have scope to decline, and valuations are still quite attractive. A research intensive, selective approach, we believe, will continue to enjoy success in identifying attractive investments in Asia.

Sincerely,

/s/ Gary Greenberg
-----------------------
Gary Greenberg
Portfolio Manager
Peregrine Asset Management (Hong Kong) Limited

February 18, 1997

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees
and Shareholders of
Peregrine Funds

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Asia Pacific Growth Fund (the portfolio constituting Peregrine Funds, hereafter referred to as the "Fund") at December 31, 1996, the results of its operations, the changes in its net assets, and the financial highlights for the period from January 2, 1996 (commencement of operations) through December 31, 1996, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036

February 25, 1997

                                PEREGRINE FUNDS
                            ASIA PACIFIC GROWTH FUND
                     INVESTMENT PORTFOLIO DECEMBER 31, 1996

--------------------------------------------------------------------------------
NO. OF SHARES   SECURITIES (A)                DESCRIPTION         VALUE (NOTE 1)
                                                                             USD
--------------------------------------------------------------------------------

AUSTRALIA: 4.7%

   2,479,000    Anzoil NL+                    Oil & Gas Exploration     $275,860
                                                in Vietnam

     121,920    Commonwealth Bank
                  of Australia                Banking                    758,790
                                                                       ---------
                                                                       1,034,650
                                                                       ---------

CHINA: 7.1%

     760,000    Anhui Expressway
                  Co. Ltd. "H"                Tollway Operator           213,717

   1,400,000    Qingling Motor Co. "H"        Trucks Assembler           773,805

     602,440    Shenzhen Fangda Co.
                  Ltd. "B"                    Building Materials         591,963
                                                                       ---------
                                                                       1,579,485
                                                                       ---------

HONG KONG: 34.8%

     250,000    Amoy Properties Ltd.          Real Estate Developer      360,398

     125,000    Cheung Kong (Holdings)        Housing Developer,
                  Ltd.                          Conglomerate           1,111,093

     172,800    Dah Sing Financial Group      Banking                    701,521

   1,750,000    FPB Bank Holding
                  Co. Ltd.                    Consumer Lending           786,249

     166,000    Great Eagle Holdings Ltd.     Office Property            684,646

     200,000    Hongkong Land
                  Holdings Ltd.               Landlord                   556,000

     138,000    Hutchison Whampoa Ltd.        Telecom, Retail,         1,083,909
                                                Real Estate

     500,000    International Bank of
                  Asia Ltd.                   Banking                    332,923

     300,000    National Mutual Asia Ltd.     Life Insurance             285,086

     216,000    Ng Fung Hong Ltd.             Food Distribution          194,091

   1,500,000    Regal Hotels International
                  Holdings Ltd.               Hotels in Asia and U.S.A.  523,627

      60,000    Sun Hung Kai Properties       Residential Real
                  Ltd.                          Estate Development       735,018

      40,000    Swire Pacific Ltd. "A"        Property, Coca Cola
                                                bottling, Cathay Pacific
                                                Airlines                 381,407
                                                                       ---------
                                                                       7,735,968
                                                                       ---------
                       See Notes to Financial Statements.

                                 PEREGRINE FUNDS
                            ASIA PACIFIC GROWTH FUND
               INVESTMENT PORTFOLIO DECEMBER 31, 1996 (continued)

--------------------------------------------------------------------------------
NO. OF SHARES   SECURITIES (A)                DESCRIPTION         VALUE (NOTE 1)
                                                                             USD
--------------------------------------------------------------------------------
INDIA: 3.4%

      19,133    Asea Brown Boveri Ltd.        Power Plants &            $295,539
                                                Pollution Control

      15,000    Bharat Petroleum Corp.        Oil & Gas Exploration      120,292

      16,450    Nestle India                  Consumer Products          100,076

      25,000    Tata Engineering &
                  Locomotive Co. Ltd.         Auto & Trucks              237,099
                                                                       ---------
                                                                         753,006
                                                                       ---------

INDONESIA: 11.6%

     422,000    P.T. Anwar Sierad "F"*        Wendy's Fast Food          415,389

     324,000    P.T. Bimantara Citra "F"*     Media, Autos, Telecom      432,091

      42,000    P.T. Gudang Garam "F"*        Clove Cigarettes           181,371

     122,000    P.T. HM Sampoerna "F"*        Clove Cigarettes           650,804

     600,000    P.T. Lippo Life Insurance
                  "F"*                        Life Insurance             552,497

      45,500    P.T. Ramayana Lestari
                  Sentosa "F"*                Discount Retailer           98,243

      75,000    P.T. Semen Gresik "F"*        Cement                     241,320
                                                                       ---------
                                                                       2,571,715
                                                                       ---------

MALAYSIA: 11.9%

     105,000    Arab-Malaysian Finance
                  Bhd. "F"                    Consumer Lending           586,220

      83,333    KFC Holdings
                  (Malaysia) Bhd.             Fast Food                  343,165

      23,000    Malayan Banking Bhd.          Banking                    254,999

     102,000    Malaysia Assurance
                  Alliance Bhd.               Life Insurance             496,772

     100,000    Pacific & Orient Bhd.         Property and Casualty      241,536
                                                Insurance

     150,000    Tenaga Nasional               Electrical Utility         718,669
                                                                       ---------
                                                                       2,641,361
                                                                       ---------
                       See Notes to Financial Statements.

                                 PEREGRINE FUNDS
                            ASIA PACIFIC GROWTH FUND
               INVESTMENT PORTFOLIO DECEMBER 31, 1996 (continued)

--------------------------------------------------------------------------------
NO. OF SHARES   SECURITIES (A)                DESCRIPTION         VALUE (NOTE 1)
                                                                             USD
--------------------------------------------------------------------------------
PHILIPPINES: 4.9%

     729,000    Belle Corp.+                  Real Estate, Gaming       $202,288

      71,000    Benpres Holdings              Media Telecom,
                  Corp. (GDR)+                  Banking, Tollroads       532,500

       3,700    Philippine Long Distance      Telecommunications         203,231

     586,100    SM Prime Holdings             Mall operator              151,495
                                                                       ---------
                                                                       1,089,514
                                                                       ---------

SINGAPORE: 12.6%

     175,000    Clipsal Industries            Electrical Installation
                  (Holdings) Ltd.               Products                 637,000

     200,000    DBS Land Ltd.                 Housing Developer          735,977

      58,000    Delifrance Asia Ltd.          Fast Food                   47,659

      65,000    Overseas Union Bank
                  Ltd. "F"                    Banking                    501,607

      75,000    Singapore Land Ltd.           Commercial Real Estate     415,326

      70,000    Straits Steamship Land        Residential & Commercial
                  Ltd.                          Real Estate              224,080

      22,000    United Overseas Bank
                  "F"                         Banking                    245,230
                                                                       ---------
                                                                       2,806,879
                                                                       ---------

SOUTH KOREA: 4.7%

       5,000    Dongbu Insurance
                  Co. Ltd.                    Non-Life Insurance         162,130

         290    Korea Mobile Telecom
                  Corp.                       Cellular Operator          156,497

       2,753    Korea Mobile Telecom
                  Corp. (Warrants
                  expiring 12/07/99)*+        Cellular Operator          554,088

         480    Samsung Fire & Marine         Property & Casualty
                  Insurance                     Insurance                176,094
                                                                       ---------
                                                                       1,048,809
                                                                       ---------
                       See Notes to Financial Statements.

                                 PEREGRINE FUNDS
                            ASIA PACIFIC GROWTH FUND
               INVESTMENT PORTFOLIO DECEMBER 31, 1996 (continued)

--------------------------------------------------------------------------------
NO. OF SHARES   SECURITIES (A)                DESCRIPTION         VALUE (NOTE 1)
                                                                             USD
--------------------------------------------------------------------------------
TAIWAN: 2.0%

       6,261    Taiwan Weighted Index
                  (Warrants expiring
                  3/12/98)*+                  Miscellaneous             $450,792
                                                                       ---------

THAILAND: 2.3%

      19,000    Bangkok Bank Co. Ltd.         Banking                    141,459

      16,400    K.R. Precision Co.+           Electronics                 97,809

      40,000    Quality House Public          Residential Real Estate
                  Co. "F"                       Development               40,539

      34,000    Siam Commercial Bank
                  Public Co., Ltd.            Banking                    222,681
                                                                     -----------
                                                                         502,488
                                                                     -----------

Total Stocks: 100%                                                   $22,214,667
                                                                     ===========
(Cost: $19,778,038)

--------------------------------------------------------------------------------
NO. OF SHARES   UNDERLYING LONG                                         VALUE OF
OF UNDERLYING   SHARES OF EQUITY                                     EQUITY SWAP
SECURITIES      SWAPS: (NOTE 5)               DESCRIPTION               (NOTE 1)
--------------------------------------------------------------------------------

INDIA: 100.0%

      467       Asea Brown Boveri Ltd.*       Power Plants &              $7,266
                                                Pollution Control

    3,200       Asian Paints (India) Ltd.*    Decorative Paints           25,472

    9,000       Asian Paints (India) Ltd.*    Decorative Paints           71,640

   13,000       Brooke Bond Lipton
                  India Ltd.*                 Tea & Ice Cream            120,250

    3,800       Brooke Bond Lipton
                  India Ltd.*                 Tea & Ice Cream             35,150

   62,000       India Cements, Ltd.*          Cement                     152,520

   15,000       Siemens India Ltd.*           Power Plants               175,200
                                                Construction
                                                                     -----------
TOTAL EQUITY SWAPS                                                      $587,498
                                                                     ===========
(Notional Amount of Agreements: $889,462)

---------------
(a) Unless otherwise indicated, securities owned are shares of common stock.
+   Non-income producing security.
*   Fair value determined by the Board of Trustees.

Glossary
--------

GDR - Global Depository Receipt
"F" - Foreign Registry

                       See Notes to Financial Statements.

                                PEREGRINE FUNDS
                            ASIA PACIFIC GROWTH FUND
              SUMMARY OF INVESTMENTS BY INDUSTRY DECEMBER 31, 1996
                                  (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY                                                          % OF PORTFOLIO
--------                                                          --------------

Auto & Trucks                                                               4.4%

Banking & Finance                                                          19.9%

Cement                                                                      1.7%

Conglomerate                                                               10.7%

Consumer                                                                    5.9%

Electrical Utility                                                          3.2%

Engineering                                                                 2.1%

Hotels/Motels                                                               2.3%

Industrial                                                                  5.8%

Infrastructure                                                              0.9%

Insurance                                                                   8.4%

Miscellaneous                                                               2.0%

Oil & Gas Exploration                                                       1.7%

Real Estate                                                                22.9%

Retail                                                                      0.4%

Telecommunications                                                          4.0%

Tobacco                                                                     3.7%
                                                                        --------
                                                                          100.0%
                                                                        --------
                       See Notes to Financial Statements.

                                PEREGRINE FUNDS
                            ASIA PACIFIC GROWTH FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1996
--------------------------------------------------------------------------------

ASSETS:

Investments at Value (Identified Cost,
$19,778,038) (Note 1)                                               $22,214,667
U.S. and Foreign Currency (Cost of $696,377)                            691,300
Deposit with Broker (Note 5)                                            587,498
Receivables:
   Dividends                                                             51,303
   Capital Shares Sold                                                    5,000
Deferred Organizational Costs                                            91,155
                                                                   ------------
        TOTAL ASSETS                                                 23,640,923
                                                                   ------------

LIABILITIES:

Payables:
   Securities Purchased                                                 279,388
   Dividends Payable                                                    178,563
   Accounts Payable                                                      55,873
                                                                    -----------
        TOTAL LIABILITIES                                               513,824
                                                                    -----------
NET ASSETS                                                          $23,127,099
                                                                    ===========


Net asset value, maximum offering price and redemption price per share (2,043,998 shares of beneficial interest outstanding
  with an unlimited number of $.001 par value shares authorized)         $11.31
                                                                    ===========

NET ASSETS CONSIST OF:

   Aggregate Paid-in Capital                                        $21,049,868

   Unrealized Appreciation of Equity Investments, Equity
      Swap Contracts and Foreign Currency                             2,097,610

   Distributions in Excess of Net Investment Income                     (22,048)

   Accumulated Net Realized Gain on Equity Investments,
      Equity Swap Contracts and Options                                   1,669
                                                                    -----------
                                                                    $23,127,099
                                                                    ===========

                       See Notes to Financial Statements.

                                PEREGRINE FUNDS
                            ASIA PACIFIC GROWTH FUND
                            STATEMENT OF OPERATIONS

        For the Period from January 2, 1996 (Commencement of Operations)
                           through December 31, 1996
--------------------------------------------------------------------------------

INCOME:
Dividends (Net of Foreign Taxes Withheld of $25,792)                   $407,313
Interest                                                                182,019
                                                                     ----------
        TOTAL INCOME                                                    589,332
                                                                     ----------
EXPENSES:
Advisory Fee (Note 2)                                                  $208,303
Custodian                                                                63,878
Administrative Fee (Note 2)                                              74,950
Professional                                                             40,897
Registration                                                             36,947
Transfer Agency                                                          30,552
Amortization of Deferred Organizational Costs                            22,771
Trustees Fees and Expenses                                               34,917
Reports to Shareholders                                                  10,345
Other                                                                     4,484
                                                                     ----------
                                                                        528,044
Fees Waived by the Advisor (Note 2)                                    (111,437)
                                                                     ----------
        TOTAL EXPENSES                                                  416,607
                                                                     ----------

NET INVESTMENT INCOME                                                   172,725
                                                                     ----------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTE 3)
Net Realized Gain on Equity Investments                                 268,940
Net Realized Gain on Equity Swap Contracts and Options                  154,470
Net Realized Loss on Foreign Currency Transactions                      (34,110)
Net Unrealized Appreciation of Investments                            2,436,629
Net Unrealized Depreciation of Foreign Currency Receivables
   and Payables                                                          (5,924)
Net Unrealized Depreciation of Equity Swap Contracts                   (333,095)
                                                                     ----------
Net Realized and Unrealized Gain on Investments                       2,486,910
                                                                     ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $2,659,635
                                                                     ==========

                       See Notes to Financial Statements.

                                PEREGRINE FUNDS
                            ASIA PACIFIC GROWTH FUND
                       STATEMENT OF CHANGES IN NET ASSETS

        For the Period from January 2, 1996 (Commencement of Operations)
                            through December 31, 1996
--------------------------------------------------------------------------------

INCREASE IN NET ASSETS:

OPERATIONS:
Net Investment Income                                                  $172,725
Net Realized Gain on Equity Investments                                 268,940
Net Realized Gain on Equity Swap Contracts and Options                  154,470
Net Realized Loss on Foreign Currency Transactions                      (34,110)
Net Unrealized Appreciation of Investments                            2,436,629
Net Unrealized Depreciation of Foreign Currency Receivables
   and Payables                                                          (5,924)
Net Unrealized Depreciation of Equity Swap Contracts                   (333,095)
                                                                    -----------
Net Increase in Net Assets Resulting from Operations                  2,659,635
                                                                    -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income                                                  (194,773)
Net Realized Gain                                                      (387,631)
                                                                    -----------
                                                                       (582,404)
                                                                    -----------
CAPITAL SHARE TRANSACTIONS*:
Net Proceeds from Sales of Shares                                    20,546,027
Reinvestment of Dividends                                               403,841
                                                                    -----------
Increase in Net Assets Resulting from Capital Share Transactions     20,949,868
                                                                    -----------
TOTAL INCREASE IN NET ASSETS                                         23,027,099

NET ASSETS:
Beginning of Period                                                     100,000
                                                                    -----------

End of Period                                                       $23,127,099
                                                                    ===========

                                                                Number of Shares
                                                                ----------------

*Shares of Beneficial Interest Issued and Redeemed:
 Shares Sold                                                          1,998,291
 Reinvestment of Dividends                                               35,707
                                                                    -----------
Net Increase                                                          2,033,998
                                                                    ===========
                       See Notes to Financial Statements.

                                PEREGRINE FUNDS
                            ASIA PACIFIC GROWTH FUND
                              FINANCIAL HIGHLIGHTS

                 For a share outstanding throughout the period
--------------------------------------------------------------------------------

                                                                  For the Period
                                                         from January 2,1996 (a)
                                                        through December 31,1996
                                                        ------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                              $10.00
                                                                  ------
Income From Investment Operations:
Net Investment Income                                               0.08
Net Realized and Unrealized Gain on Investments                     1.52
                                                                  ------
Total From Investment Operations                                    1.60  (b)

LESS : DISTRIBUTIONS FROM:
Net Investment Income                                              (0.08)
Net Realized Gain on Investments                                   (0.21)
                                                                  ------
        TOTAL DISTRIBUTIONS                                        (0.29)
                                                                  ------

NET ASSET VALUE, END OF PERIOD                                    $11.31
                                                                  ------
        TOTAL RETURN                                               16.00% (b)
                                                                  ------

RATIOS / SUPPLEMENTARY DATA
Net Assets, End of Period (`000)                                  $23,127
Ratio of Gross Expenses to Average Net Assets                       2.52%
Ratio of Net Expenses to Average Net Assets                         2.00% (c)(d)
Ratio of Net Investment Income to Average Net Assets                0.82% (c)
Portfolio Turnover Rate                                               61%
Average Commission Rate Paid                                      $0.0062 (e)

(a)  Commencement of operations.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and a redemption on the last day of the period. Total return calculated for the period ended December 31, 1996 was not annualized.
(c)  Annualized.
(d)  Reflects expense waiver.
(e) For the year ended December 31, 1996, the average commission rate paid on trades in which commissions were charged was 0.62% of the trade amount.

                       See Notes to Financial Statements.

PEREGRINE FUNDS
ASIA PACIFIC GROWTH FUND

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - Significant Accounting Policies:

Peregrine Funds (the "Trust"), organized as a Delaware business trust on December 1, 1995, is a diversified open-ended series fund registered under the Investment Company Act of 1940. Asia Pacific Growth Fund (the "Fund") is currently the only series of the Trust. The primary investment objective of the Fund is to achieve long-term capital appreciation by investing in the securities of companies that are expected to benefit from the development and growth of the markets or economies in Asia and the Pacific Basin. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles. This requires management to make estimates and assumptions that affect the amounts and disclosures in the financial statements. Actual reporting results could differ from those estimates. The Fund had no operations prior to January 2, 1996, except for the sale to Peregrine Nominees Limited of 10,000 shares for $100,000.

A. Valuation of Investments - Securities, including options, traded on an exchange are valued at the last sales price reported at the close of business on the principal market for such securities on the last business day of the period. Over-the-counter securities and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Equity swaps are valued based upon a fixed percentage of the average price of the underlying securities and on the basis of quotes supplied by brokers.
   Short-term obligations purchased with more than sixty days remaining to maturity are valued at market. Short-term obligations purchased with sixty days or less to maturity are valued at cost which, with accrued interest, approximates value. Forward currency contracts are valued at the spot currency rate plus an amount ("points") which reflects the differences in interest rates between the U.S. and the foreign markets. Securities for which quotations are not readily available are stated at fair value as determined by the Board of Trustees.

PEREGRINE FUNDS
ASIA PACIFIC GROWTH FUND

Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

B. Currency Translation - The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies on the last business day of the period. Purchases and sales of investments are translated at the exchange rates prevailing when such investments were acquired or sold. Income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed. Realized gains or losses attributable to foreign currency fluctuations on other foreign currency denominated assets and liabilities are recorded as net realized gains and losses from foreign currency transactions.

C. Dividends and Distributions - Dividend income and corporate actions are recorded generally on the ex-date, except for certain dividends and corporate actions which may be recorded after the ex-date, but recorded as soon as the Fund acquires information regarding such dividends or corporate actions. Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Book/tax differences are considered either temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax treatment; temporary differences do not require reclassification. At December 31, 1996, the Fund made a capital account reclassification due to permanent book/tax differences relating to foreign currency losses for the period ended December 31, 1996. This reclassification resulted in an increase to distributions in excess of net investment income and an increase to accumulated net realized gain on investments of $34,110.

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PEREGRINE FUNDS
ASIA PACIFIC GROWTH FUND

Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

D. Other - Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities are determined on the specific identified cost method. Interest income is accrued as earned.

E. Organizational Costs - Deferred organizational costs will be amortized over a period not to exceed five years from the commencement of operations. In the event that, at any time during the five-year period beginning with the date of commencement of operations, the initial shares acquired by Peregrine Nominees Limited prior to such date are redeemed by any holder thereof, the redemption proceeds payable in respect of such shares will be reduced by the pro rata share (based on the proportionate share of the initial shares redeemed to the total number of original shares outstanding at the time of redemption) of the then unamortized deferred organizational costs as of the date of such redemption. In the event that the Fund liquidates before the deferred organizational costs are fully amortized, Peregrine Nominees Limited shall bear such unamortized deferred organizational costs.

F. Options Contracts - The Fund may invest in call and put options on securities, futures contracts, foreign currencies and stock and bond indices. Call and put options give the Fund the right, but not the obligation, to buy (calls) or sell (puts) the instrument underlying the option at a specified price. The premium paid on the option, should it be exercised, will, on a call, increase the cost of the investment acquired and, on a put, reduce the proceeds received from the sale of the instrument underlying the option. If the options are not exercised, the premium paid will be recorded as a capital loss upon expiration.

G. Forward Currency Contracts - The Fund may buy and sell forward currency contracts to settle purchases and sales of foreign denominated securities. In addition, the Fund may enter into forward currency contracts to hedge foreign denominated assets. Realized gains and losses from forward currency contracts are included in realized gain/loss on foreign currency transactions. The Fund

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PEREGRINE FUNDS
ASIA PACIFIC GROWTH FUND

Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

   may incur additional risk from investments in forward currency contracts if the counterparty is unable to fulfill its obligation or if there are unanticipated movements of the foreign currency relative to the U.S. dollars.

H. Federal income taxes - It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

NOTE 2 - Agreements and Transactions with Affiliates: Peregrine Asset Management (Hong Kong) Limited ("the Advisor") earned fees of $208,303 for the period ended December 31, 1996 for investment advisory services. The fee is based on an annual rate of 1% of average daily net assets. For the period ended December 31, 1996, the Advisor agreed to waive advisory fees in the amount of $111,437 which represents the amount exceeding a self imposed expense limitation of 2% of average daily net assets (such limitation will be in effect until December 31,
1997). In accordance with a Portfolio Accounting and Administration Agreement with Van Eck Associates Corporation ("Van Eck"), the Fund paid or accrued $74,950 for costs incurred in connection with certain accounting and administrative services. At December 31, 1996, the Fund owed Van Eck $6,250 which is included in accounts payable. The fee is based on an annual rate of .25 of 1% of average daily net assets or $75,000, whichever is greater. Certain of the officers and trustees of the Trust are officers, directors or stockholders of the Advisor. As of December 31, 1996, Peregrine Nominees Limited, an affiliate of the Advisor, and a trustee, owned 78.57% and 6.92%, respectively, of the outstanding shares of beneficial interest of the Fund. The Fund paid brokerage commissions aggregating $18,129 to Peregrine Brokerage Limited and Peregrine Futures (Hong Kong) Limited, affiliates of the Advisor, for the period ended December 31, 1996. During the period ended December 31, 1996, the Advisor reimbursed the Fund $58,340 in connection with a security transaction.

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PEREGRINE FUNDS
ASIA PACIFIC GROWTH FUND

Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

NOTE 3 - Purchases and Sales: Purchases and sales of securities, other than short-term obligations, aggregated $30,457,445 and $10,969,654, respectively, for the period ended December 31, 1996. For federal income tax purposes, the identified cost of investments owned at December 31, 1996 was $19,800,666. As of December 31, 1996, net unrealized appreciation for federal income tax purposes aggregated $2,414,001 of which $3,619,185 related to appreciated securities and $1,205,184 related to depreciated securities. At December 31, 1996, the Fund had $3,991 of post-October currency losses which the Fund has elected to defer until January 1, 1997.

NOTE 4 - Investments in Foreign Securities: The Fund invests in foreign securities. Investments in foreign securities may involve a greater degree of risk than investments in domestic securities due to political, economic or social instability. In addition, some foreign companies are not generally subject to the same uniform accounting, auditing and financial rules as are American companies, and there may be less government supervision and regulation. Foreign investments may also be subject to foreign taxes, dividend collection fees and settlement delays. The Fund concentrates its investments in companies closely tied to economic and political conditions within the Asia Pacific region. Since the Fund may so concentrate, it may be subject to greater risks and market fluctuations than other more diversified portfolios. In addition, the Fund invests in securities of smaller, less well-known companies which may be particularly volatile.

NOTE 5 - Equity Swaps: During the period ended December 31, 1996, the Fund entered into equity swaps with a single, international broker to gain investment exposure to certain underlying securities. An equity swap is an agreement whereby the Fund will receive or pay a fixed percentage of an amount equal to the gain or loss in the market value of the underlying security from trade date of the agreement to its termination date, plus any accrued dividends. The equity swaps open at December 31, 1996 have termination dates ranging from April 1, 1997, through June 30, 1997, but may be terminated earlier by the Fund without the payment of any termination fees.

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PEREGRINE FUNDS
ASIA PACIFIC GROWTH FUND

Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

The Fund is required to make deposits with the equity swap counterparty equal to the value of the underlying securities on trade date, plus a fixed percentage. At December 31, 1996, the Fund has deposited $920,593 with the counterparty.

The Fund records a net receivable or payable daily, based on the change in the value of the underlying securities. The net receivable or payable for financial statement purposes is shown as an adjustment to the deposit with broker. At December 31, 1996, the Fund has accrued a loss of $333,095 relating to the unrealized losses on open equity swaps. Losses incurred are limited to the payments made on the trade date.

The values reflected in the accompanying investment portfolio represent the value of each equity swap and not the value of the underlying security.

Risks may arise as a result of the failure of the counterparty to the contract to comply with the terms of the equity swap contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in the value of the swaps relative to the underlying securities.

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PEREGRINE FUNDS
ASIA PACIFIC GROWTH FUND
--------------------------------------------------------------------------------

This report must be accompanied or preceded by a Peregrine Funds prospectus, which includes more complete information, such as charges and expenses and the risks associated with international investing, including currency fluctuations or controls, expropriation, nationalization and confiscatory taxation. For a free Peregrine Asia Pacific Growth Fund prospectus, please call the number listed below. Please read the prospectus before investing.

Van Eck Securities Corporation - Distributor
99 Park Avenue, New York, NY 10016
For accounts assistance please call (800) 910-5525